Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
The following is a table summarizing the components the components of our accrued expenses and other current liabilities as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Accrued expenses to related party port agents	$2,116	$2,152
Accrued expense to a related party insurance broker	1,380	79
Fowe Eco Solutions Ltd. (FOWE)	24	85
Scorpio Services Holding Limited (SSH)	—	452
Scorpio Ship Management S.A.M. (SSM)	—	298
Scorpio MR Pool Limited	—	50
Scorpio Commercial Management S.A.M. (SCM)	—	15
Accrued expenses to related parties	3,520	3,131

Accrued short-term employee benefits	27,898	34,183
Suppliers	17,096	22,113
Deferred income	8,701	10,686
Accrued interest	8,394	3,478
	$65,609	$73,591
Deferred income represents amounts collected in advance from customers for our vessels on time charter or deferred revenue on time charter out arrangements whose payment terms differ from the pattern of revenue recognition on a straight-line basis. The terms of these agreements are described in Note 18.